EMPLOYEE AND DIRECTOR BENEFITS - Restricted Stock (Details) - Restricted Stock - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number
Non vested beginning of year (in shares)	39,169	34,389
Granted (in shares)	24,985	22,869
Forfeited (in shares)	0	(268)
Vested (in shares)	(24,840)	(17,821)
Non vested end of year (in shares)	39,314	39,169
Weighted-Average Exercise Price
Non vested beginning of year weighted average exercise price (in dollars per share)	$ 17,800	$ 16,060.00
Granted weighted average exercise price (in dollars per share)	20,030.00	19,350
Forfeited weighted average exercise price per share (in dollars per share)	0	20,100
Vested weighted average exercise price (in dollars per share)	17,360	16,390
Non vested end of year weighted average exercise price (in dollars per share)	$ 19,500	$ 17,800